Calamos Antetokounmpo Sustainable Equities Fund

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2024 (UNAUDITED)

NUMBER OF SHARES		VALUE
Common Stocks (99.4%)
	Communication Services (8.0%)
1,793	Alphabet, Inc. - Class A	$297,369
1,731	Verizon Communications, Inc.	77,739
		375,108
	Consumer Discretionary (7.6%)
224	Home Depot, Inc.	90,765
756	Sony Group Corp. (ADR)	73,007
1,128	TJX Companies, Inc.	132,585
205	Tractor Supply Company	59,641
		355,998
	Consumer Staples (6.3%)
739	Colgate-Palmolive Company	76,716
120	Costco Wholesale Corp.	106,382
1,131	Darling Ingredients, Inc.#	42,028
464	Target Corp.	72,319
		297,445
	Financials (9.9%)
940	HDFC Bank, Ltd. (ADR)	58,806
558	Intercontinental Exchange, Inc.	89,637
367	Jack Henry & Associates, Inc.	64,790
154	S&P Global, Inc.	79,560
375	Travelers Companies, Inc.	87,795
311	Visa, Inc. - Class A	85,510
		466,098
	Health Care (12.0%)
754	Edwards Lifesciences Corp.#	49,756
859	Gilead Sciences, Inc.	72,019
767	Merck & Company, Inc.	87,101
833	Novo Nordisk, A/S (ADR)	99,185
164	Thermo Fisher Scientific, Inc.	101,446
158	UnitedHealth Group, Inc.	92,379
324	Zoetis, Inc.	63,303
		565,189
	Industrials (11.6%)
714	Canadian Pacific Kansas City, Ltd.	61,076
118	Deere & Company	49,245
246	Ferguson Enterprises, Inc.	48,848
675	Otis Worldwide Corp.	70,160
249	Quanta Services, Inc.	74,239
201	Rockwell Automation, Inc.	53,960
203	Trane Technologies, PLC	78,912
194	Verisk Analytics, Inc.	51,984
283	Waste Management, Inc.	58,751
		547,175
	Information Technology (33.5%)
198	Accenture, PLC - Class A	69,989
99	Adobe, Inc.#	51,260
1,133	Apple, Inc.	263,989
380	Applied Materials, Inc.	76,779
348	Broadcom, Inc.	60,030
137	Intuit, Inc.	85,077
834	Microsoft Corp.	358,870
1,806	NVIDIA Corp.	219,320
407	SAP, SE (ADR)	93,244
767	Taiwan Semiconductor Manufacturing Company, Ltd. (ADR)	133,205
533	TE Connectivity, PLC	80,478
391	Texas Instruments, Inc.	80,769
		1,573,010
	Materials (4.9%)
1,040	Ball Corp.	70,626
277	Ecolab, Inc.	70,727
183	Linde, PLC	87,265
		228,618
	Real Estate (2.9%)
379	American Tower Corp.	88,140
400	Prologis, Inc.	50,512
		138,652
	Utilities (2.7%)
983	National Grid, PLC (ADR)	68,486
689	Sempra	57,621
		126,107
	TOTAL COMMON STOCKS (Cost $3,774,923)	4,673,400

TOTAL INVESTMENTS (99.4%) (Cost $3,774,923)		4,673,400

OTHER ASSETS, LESS LIABILITIES (0.6%)		28,655

NET ASSETS (100.0%)		$4,702,055

NOTES TO SCHEDULE OF INVESTMENTS
#	Non-income producing security.

ABBREVIATION
ADR	American Depositary Receipt

The following table summarizes the Fund's investments and derivative financial instruments categorized in the fair value hierarchy as of September 30, 2024 (see Note 2):

	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Common Stocks	$4,673,400	$—	$—	$4,673,400
Total	$4,673,400	$—	$—	$4,673,400

See accompanying Notes to Schedule of Investments

Notes to Schedule of Investments (Unaudited)

Note 1 – Organization and Significant Accounting Policies

Organization. Calamos Antetokounmpo Sustainable Equities Trust (the “Trust”), a Delaware statutory trust organized on August 15, 2022, consists of a single series, Calamos Antetokounmpo Sustainable Equities Fund (the “Fund”), which commenced operations on February 3, 2023. Prior to commencement of operations, the Fund had issued 10,000 shares of beneficial interest at an aggregate purchase price of $100,000 to Calamos Investments, LLC, the parent of Calamos Advisors, LLC.The Trust currently offers Class A, Class C, Class I, and Class R6 shares. The Fund's investment objective is long-term capital appreciation.

Calamos Antetokounmpo Asset Management LLC (“CGAM”, or the "Adviser"), serves as the Fund’s adviser. CGAM is jointly owned by Calamos Advisors LLC ("Calamos Advisors") and Original C Fund, LLC, an entity whose voting rights are wholly owned by Original PE, LLC which, in turn, is wholly owned by Giannis Sina Ugo Antetokounmpo. Calamos Advisors LLC serves as the Fund's subadviser ("Subadviser").

The Fund will, under normal circumstances, invest at least 80% of its net assets (plus borrowings for investment purposes, if any) in equity securities of issuers domiciled in the U.S. that, in the view of the Subadviser, have above average growth potential and meet certain environmental, social and governance (“ESG”) criteria. The Fund may invest up to 20% of its net assets in American Depositary Receipts (“ADRs”), which are securities representing equity ownership in foreign issuers. The Fund may invest in companies of any size and seeks diversification by economic sector.

Significant Accounting Policies. The Schedule of Investments has been prepared in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) and the Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following summarizes the significant accounting policies of the Fund:

Fund Valuation. The Fund's Board of Trustees ("Board" or "Trustees"), including a majority of the Trustees who are not "interested persons" of the Fund, have designated the Adviser to perform fair valuation determinations related to all Fund investments under the oversight of the Board. As "valuation designee" the Adviser has adopted procedures to guide the determination of the net asset value ("NAV") on any day on which the Fund's NAVs are determined. The valuation of the Fund's investments is in accordance with these procedures.

Fund securities that are traded on U.S. securities exchanges, except option securities, are valued at the official closing price, which is the last current reported sales price on its principal exchange at the time the Fund determines its NAV. Securities traded in the over-the-counter market and quoted on The NASDAQ Stock Market are valued at the NASDAQ Official Closing Price, as determined by NASDAQ, or lacking a NASDAQ Official Closing Price, the last current reported sale price on NASDAQ at the time a Fund determines its NAV. When a last sale or closing price is not available, equity securities, other than option securities, that are traded on a U.S. securities exchange and other equity securities traded in the over-the-counter market are valued at the mean between the most recent bid and asked quotations on its principal exchange in accordance with guidelines adopted by the Board. Each option security traded on a U.S. securities exchange is valued at the mid-point of the consolidated bid/ask quote for the option security, also in accordance with guidelines adopted by the Board. Each over-the-counter option that is not traded through the Options Clearing Corporation is valued either by an independent pricing agent approved by the Board or based on a quotation provided by the counterparty to such option under the ultimate supervision of the Board.

Securities that are principally traded in foreign markets are valued as of the last reported sale price at the time the Fund determines its NAV, or when reliable market prices or quotations are not readily available, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time. Trading of foreign securities may not take place on every New York Stock Exchange ("NYSE") business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the Fund's NAV is not calculated.

If the valuation designee determines that the valuation of a security in accordance with the methods described above is not reflective of a fair value for such security, the security is valued at a fair value by the valuation designee.

The Fund also may use fair value pricing, pursuant to guidelines adopted by the Adviser, if trading in the security is halted or if the value of a security it holds is materially affected by events occurring before the Fund's pricing time but after the close of the primary market or exchange on which the security is listed. Those procedures may utilize valuations furnished by pricing services approved by the Adviser, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities.

When fair value pricing of securities is employed, the prices of securities used by the Fund to calculate its NAV may differ from market quotations or official closing prices. There can be no assurance that the Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s NAV.

Foreign Currency Translation. Values of investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using a rate quoted by a major bank or dealer in the particular currency market, as reported by a recognized quotation dissemination service.

Option Transactions. For hedging and investment purposes, the Fund may purchase or write (sell) put and call options. One of the risks associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in value should the counterparty not perform under the contract. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

Note 2 – Fair Value Measurements

Various inputs are used to determine the value of the Fund's investments. These inputs are categorized into three broad levels as follows:

•	Level 1 – Prices are determined using inputs from unadjusted quoted prices from active markets (including securities actively traded on a securities exchange) for identical assets.

•	Level 2 – Prices are determined using significant observable market inputs other than unadjusted quoted prices, including quoted prices of similar securities, fair value adjustments to quoted foreign securities, interest rates, credit risk, prepayment speeds, and other relevant data.

•	Level 3 – Prices reflect unobservable market inputs (including the Fund's own judgments about assumptions market participants would use in determining fair value) when observable inputs are unavailable.

Debt securities are valued based upon evaluated prices received from an independent pricing service or from a dealer or broker who makes markets in such securities. Pricing services utilize various observable market data and as such, debt securities are generally categorized as Level 2. The levels are not necessarily an indication of the risk or liquidity of the Fund's investments. The summary of the inputs used in valuing the Fund's holdings are available after the Fund's Portfolio.